Goodwill and Other Intangibles (Summary of Other Intangibles) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 3,044
Amortization charge for the year	780	$ 702
Balance at end of year	3,409	3,044
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	0
Balance at end of year	0	0
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	55
Balance at end of year	44	55
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,411
Balance at end of year	2,907	2,411
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	60
Balance at end of year	68	60
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	518
Balance at end of year	390	518
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	8,768	8,457
Additions	1,165	993
Disposals	(5)	(17)
Fully amortized intangibles	(4,330)	(687)
Foreign currency translation adjustments and other	10	22
Balance at end of year	5,608	8,768
Gross carrying amount [member] | Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,720	2,712
Additions	0	0
Disposals	0	0
Fully amortized intangibles	(2,741)	0
Foreign currency translation adjustments and other	21	8
Balance at end of year	0	2,720
Gross carrying amount [member] | Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	851	850
Additions	0	0
Disposals	0	0
Fully amortized intangibles	(734)	0
Foreign currency translation adjustments and other	1	1
Balance at end of year	118	851
Gross carrying amount [member] | Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	3,407	3,103
Additions	1,095	961
Disposals	(3)	(5)
Fully amortized intangibles	(300)	(627)
Foreign currency translation adjustments and other	(4)	(25)
Balance at end of year	4,195	3,407
Gross carrying amount [member] | Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	195	236
Additions	70	23
Disposals	(7)	(6)
Fully amortized intangibles	(46)	(60)
Foreign currency translation adjustments and other	1	2
Balance at end of year	213	195
Gross carrying amount [member] | Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,595	1,556
Additions	0	9
Disposals	5	(6)
Fully amortized intangibles	(509)	0
Foreign currency translation adjustments and other	(9)	36
Balance at end of year	1,082	1,595
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,724	5,686
Disposals	(10)	(3)
Impairment losses (reversals)	0	0
Amortization charge for the year	780	702
Fully amortized intangibles	(4,330)	(687)
Foreign currency translation adjustments and other	35	26
Balance at end of year	2,199	5,724
Accumulated depreciation and impairment/losses [member] | Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,720	2,712
Disposals	0	0
Impairment losses (reversals)	0	0
Amortization charge for the year	0	0
Fully amortized intangibles	(2,741)	0
Foreign currency translation adjustments and other	21	8
Balance at end of year	0	2,720
Accumulated depreciation and impairment/losses [member] | Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	796	785
Disposals	0	0
Impairment losses (reversals)	0	0
Amortization charge for the year	11	11
Fully amortized intangibles	(734)	0
Foreign currency translation adjustments and other	1	0
Balance at end of year	74	796
Accumulated depreciation and impairment/losses [member] | Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	996	1,127
Disposals	(7)	0
Impairment losses (reversals)	0	0
Amortization charge for the year	586	498
Fully amortized intangibles	(300)	(627)
Foreign currency translation adjustments and other	13	(2)
Balance at end of year	1,288	996
Accumulated depreciation and impairment/losses [member] | Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	135	163
Disposals	(3)	(3)
Impairment losses (reversals)	0	0
Amortization charge for the year	58	32
Fully amortized intangibles	(46)	(60)
Foreign currency translation adjustments and other	1	3
Balance at end of year	145	135
Accumulated depreciation and impairment/losses [member] | Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,077	899
Disposals	0	0
Impairment losses (reversals)	0	0
Amortization charge for the year	125	161
Fully amortized intangibles	(509)	0
Foreign currency translation adjustments and other	(1)	17
Balance at end of year	$ 692	$ 1,077